Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001878313
Registrant Name	MAIA Biotechnology, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES